Other Income (Expenses), Net - Schedule of Other Income (Expenses) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Other Income and Expenses [Abstract]
Loss on securities repurchase agreement	$ (23,051)
Gain on sale of investments in equity securities	14,050		2,466		2,166
Gain (loss) on currency operations	2,980		132		(2,626)
Gain on accounts payable with expired legal term	930	[1]	11,324	[1]	4,043	[1]
Gain on forgiveness of fines and penalties	28	[1]	2,550	[1]	2,777	[1]
Dividends received	1		285		25,981
Loss on disposal of subsidiaries			(76,814)	[1]
Other (expenses) income, net	(4,551)		(14,514)		762
Total other (expenses) income, net	$ (9,613)	[1]	$ (74,571)	[1]	$ 33,103	[1]

[1]	See Note 23